Deposits - Summary of Average Deposit Balances and Average Rates of Interest (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of deposits [line items]
Average balances	$ 819,732	$ 770,316
Average rates	1.17%	0.85%
Canada [member]
Disclosure of deposits [line items]
Average balances	$ 603,582	$ 581,059
Average rates	1.28%	0.96%
United States [member]
Disclosure of deposits [line items]
Average balances	$ 131,715	$ 112,551
Average rates	1.00%	0.57%
Europe [member]
Disclosure of deposits [line items]
Average balances	$ 60,647	$ 53,928
Average rates	0.51%	0.25%
Other International [member]
Disclosure of deposits [line items]
Average balances	$ 23,788	$ 22,778
Average rates	1.11%	1.01%